Pay vs Performance Disclosure	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table Total PEO (1)	CAP to PEO (1) (3)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average CAP to Non-PEO NEOs(2)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income (in thousands of US dollars)	CSM (share price) (5)
					Company TSR(4)	Peer Group TSR(4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$1,133,375	$1,133,375	$1,012,518	$1,866,841	$420	$184	$220,928	$60
2023	$1,154,299	$1,154,299	$816,348	$763,324	$506	$155	$205,586	$72
2024	$8,492,310	$8,492,310	$5,929,793	$4,496,010	$497	$203	$374,952	$71
2025	$7,512,043	$7,512,043	$2,791,742	$4,760,797	$248	$147	$84,521	$132
2026	$17,043,328	$17,043,328	$5,914,089	$3,652,530	$243	$129	$225,965	$145

Company Selected Measure Name	share price
Named Executive Officers, Footnote	Timur Turlov was PEO for each of fiscal years 2022, 2023, 2024, 2025 and 2026.Non-PEO NEOs whose average compensation is reflected in columns (d) and (e) consist of Askar Tashtitov and Evgeny Ler for each of the fiscal years presented, and Azamat Yerdessov and Jason Kerr for fiscal 2026.
Peer Group Issuers, Footnote	Total Stockholder Return, or “TSR” and Peer Group TSR reflect our TSR compared to that of similarly sized (based on assets, market capitalization and revenue sizes as well as total shareholder return) publicly traded companies in the financial services industry (specifically including investment banking organizations). The peer group was recommended by an independent national compensation consulting firm hired to advise on executive compensation matters, and adopted by the compensation committee, is broadly consistent with the markets in which we operate. There were no changes in the peer group composition for fiscal 2026. The dollar amounts in columns (f) and (g) represent the value at the end of the applicable fiscal year of an assumed $100 invested as of March 31, 2022.
PEO Total Compensation Amount	$ 17,043,328	$ 7,512,043	$ 8,492,310	$ 1,154,299	$ 1,133,375
PEO Actually Paid Compensation Amount	$ 17,043,328	7,512,043	8,492,310	1,154,299	1,133,375
Adjustment To PEO Compensation, Footnote	Compensation actually paid, or “CAP,” as reflected in columns (c) and (e), was calculated in accordance with SEC rules based on the Total Compensation as reflected in the Summary Compensation Table, or “SCT.” The following tables reconcile CAP to the SCT Total for the PEO and the non-PEO NEOs.
PEO SCT Total to CAP Reconciliation

Fiscal Year	Salary	Bonus and Non-Equity Incentive Compensation	Other Compensation	Stock awards	SCT Total	Deductions from SCT Total	Additions to SCT Total	CAP
		(2)	(1)	(2)
2022	$1,133,375	$—	$19,708	$—	$1,133,375	$—	$—	$1,133,375
2023	$1,048,015	$—	$106,284	$—	$1,154,299	$—	$—	$1,154,299
2024	$2,500,000	$5,000,000	$992,310	$—	$8,492,310	$—	$—	$8,492,310
2025	$2,500,000	$4,278,220	$733,823	$—	$7,512,043	$—	$—	$7,512,043
2026	$6,250,000	$2,500,000	$8,293,328	$—	$17,043,328	$—	$—	$17,043,328

(1)     Reflects “all other compensation” reported in the SCT for each fiscal year shown.
(2)     We did not report a change in pension value for any of the fiscal years reflected in this table; therefore, a deduction from SCT total related to pension value is not needed. PEO did not receive any bonuses in the form of stock awards during all fiscal years reflected in the table, and did not receive any bonuses in the form of cash during fiscal 2022 and 2023.

Non-PEO NEO Average Total Compensation Amount	$ 5,914,089	2,791,742	5,929,793	816,348	1,012,518
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,652,530	4,760,797	4,496,010	763,324	1,866,841
Adjustment to Non-PEO NEO Compensation Footnote	Compensation actually paid, or “CAP,” as reflected in columns (c) and (e), was calculated in accordance with SEC rules based on the Total Compensation as reflected in the Summary Compensation Table, or “SCT.” The following tables reconcile CAP to the SCT Total for the PEO and the non-PEO NEOs.
Average Non-PEO NEOs SCT Total to CAP Reconciliation

Fiscal Year	Salary	Bonus and Non-Equity Incentive Compensation	Other Compensation	Stock awards	SCT Total	Deductions from SCT Total	Additions to SCT Total	CAP
			(1)			(2)	(3)
2022	$233,983	$244,762	$67,294	$466,479	$1,012,518	$(466,479)	$1,320,802	$1,866,841
2023	$205,526	$203,132	$41,245	$366,445	$816,348	$(366,445)	$313,421	$763,324
2024	$690,049	$754,065	$138,289	$4,347,390	$5,929,793	$(4,383,432)	$2,949,650	$4,496,010
2025	$963,876	$1,079,745	$212,870	$535,250	$2,791,742	$(535,250)	$2,504,306	$4,760,797
2026	$1,665,068	$1,163,417	$405,324	$2,680,280	$5,914,089	$(2,680,280)	$418,721	$3,652,530

(1)     Reflects “all other compensation” reported in the SCT for each fiscal year shown.
(2)     Represents the grant date fair value of equity-based awards granted each fiscal year. We did not report a change in pension value for any of the fiscal years reflected in this table; therefore, a deduction from SCT total related to pension value is not needed.
(3)     Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each fiscal year shown.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 243	248	497	506	420
Peer Group Total Shareholder Return Amount	129	147	203	155	184
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 225,965,000	$ 84,521,000	$ 374,952,000	$ 205,586,000	$ 220,928,000
Company Selected Measure Amount	145	132	71	72	60
PEO Name	Timur Turlov
Additional 402(v) Disclosure	While we use a number of financial and non-financial performance measures to evaluate performance under our compensation programs, FRHC share price is the measure that represents the performance measure used to link compensation actually paid to NEOs.
Assumed Amount Invested						$ 100
PEO Salary	$ 6,250,000	$ 2,500,000	$ 2,500,000	$ 1,048,015	$ 1,133,375
PEO Bonus and Non-Equity Incentive Compensation	2,500,000	4,278,220	5,000,000	0	0
PEO Other Compensation	8,293,328	733,823	992,310	106,284	19,708
PEO Equity Awards	0	0	0	0	0
Non-PEO NEO Salary	1,665,068	963,876	690,049	205,526	233,983
Non-PEO NEO Bonus and Non-Equity Incentive Compensation	1,163,417	1,079,745	754,065	203,132	244,762
Non-PEO NEO Other Compensation	405,324	212,870	138,289	41,245	67,294
Non-PEO NEO Equity Awards	2,680,280	535,250	4,347,390	366,445	466,479
PEO | Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Additions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,680,280)	(535,250)	(4,383,432)	(366,445)	(466,479)
Non-PEO NEO | Additions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 418,721	$ 2,504,306	$ 2,949,650	$ 313,421	$ 1,320,802